SHARE-BASED COMPENSATION - Fair value of share options granted (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
Expected dividend yield	0.00%	0.00%
Fair value per option granted	0.79 to 1.14	0.82 to 1.10
Bottom of Range
SHARE-BASED COMPENSATION
Risk-free interest rate	3.68%	1.44%
Expected stock price volatility	65.75%	73.80%
Expected life	3 years 4 months 28 days	3 years 4 months 13 days
Top of Range
SHARE-BASED COMPENSATION
Risk-free interest rate	4.70%	4.07%
Expected stock price volatility	73.41%	76.78%
Expected life	3 years 5 months 4 days	3 years 5 months 1 day